Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	12 Months Ended
	Sep. 25, 2022	Jun. 26, 2022	Mar. 27, 2022	Jun. 26, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Revenue, net	$ 14,708	$ 12,506	$ 10,401	$ 22,907	$ 46,833	$ 35,806	$ 30,863
Electric Motorcycles
Disaggregation of Revenue
Revenue, net					13,999	9,705	14,319
STACYC
Disaggregation of Revenue
Revenue, net					32,834	26,101	16,544
Electric motorcycles | Electric Motorcycles
Disaggregation of Revenue
Revenue, net					13,171	8,706	12,846
Parts, accessories and apparel | Electric Motorcycles
Disaggregation of Revenue
Revenue, net					828	999	1,473
Parts, accessories and apparel | STACYC
Disaggregation of Revenue
Revenue, net					3,165	2,971	1,942
Electric balance bikes | STACYC
Disaggregation of Revenue
Revenue, net					$ 29,669	$ 23,130	$ 14,602